Share based compensation - SOP 2019 valuation (Details) - EUR (€)		12 Months Ended
	May 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized		€ 21,600,000
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share		€ 1.86
Exercise price		€ 1.00	€ 1
Risk-free interest rate		0.00%
Expected dividend yield		0.00%
Options waiting period		4 years	4 years
Expected volatility		50.00%
Granted, fair value		€ 1.07
Number of shares per option		1	1
Number of ADS per option	0.5
Minimum growth to exercise options (as a percent)		10.00%	10.00%
Total share-based payment expense recognized		€ 100,000